N-4	Nov. 22, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account A of Protective Life
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	Nov. 22, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective November 15, 2024, Funds available under your Contract changed their names as follows:

CURRENT FUND NAME	NEW FUND NAME
DFA VA Equity Allocation Portfolio	Dimensional VA Equity Allocation Portfolio
DFA VA Global Bond Portfolio	Dimensional VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio	Dimensional VA International Small Portfolio
DFA VA International Value Portfolio	Dimensional VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio	Dimensional VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	Dimensional VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio

All references to the funds in your Prospectuses are hereby replaced with the new fund names.